Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Compensation Expense

Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Cost of revenues	$906	$621	$212
Research and development expenses	18,055	12,696	17,062
Sales and marketing expenses	6,140	4,145	778
General and administrative expenses	7,262	7,150	4,685
Total	$32,363	$24,612	$22,737

Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Equity award – share options(1)(4)	$14,315	$11,176	$6,761
Equity award – restricted shares(2)(3)	1,824	(730)	—
Equity award – restricted share units(5)	11,712	11,455	15,636
Liability award – venture partners plan	4,512	2,711	340
Total	$32,363	$24,612	$22,737

(1)
Including share options granted to employees as part of post-combination compensation of US$4.0 million, US$0.4 million and US$0.1 million for the years ended December 31, 2022, 2023 and 2024, respectively.
(2)
Including restricted shares granted by the Founder for equity classified award of US$0.2 million, US$0.1 million and nil for the years ended December 31, 2022, 2023 and 2024, respectively.
(3)
Including restricted shares granted to employees as part of post-combination compensation of US$1.3 million, reversal of US$1.3 million due to certain employees’ failure to meet the service condition, and nil for the years ended December 31, 2022, 2023 and 2024, respectively.
(4)
Including immediate recognition of remaining unrecognized compensation expenses of share options granted to certain employees as a result of the cancellation of their equity awards of nil, nil and US$1.9 million for the years ended December 31, 2022, 2023 and 2024, respectively.
(5)
Including immediate recognition of remaining unrecognized compensation expenses of restricted share units granted to certain employees as a result of the cancellation of their equity awards of nil, nil and US$9.5 million for the years ended December 31, 2022, 2023 and 2024, respectively.

Schedule of Share Options Activity

The following table summarizes activities of the Company’s share options for the year ended December 31, 2024:

Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted-average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted-average Grant Date Fair Value Per Share
		(US$)	In years	(US$)	In years
Outstanding at December 31, 2023	32,726,830	0.10	6.36	18,076,662	1.30
Granted	17,474,584	0.99			0.16
Exercised	(13,773,112)	0.08		9,950,829
Forfeited	(3,761,061)	0.06
Outstanding at December 31, 2024	32,667,241	0.59	8.25	15,733,975	0.75
Vested and expected to vest at December 31, 2024	32,667,241	0.59	8.25	15,733,975	0.75
Exercisable at December 31, 2024	13,950,997	0.14	5.08	12,509,053	1.40

Schedule of Share Options, Fair Value Assumptions

The fair value of options granted under the Company’s Plans for the years ended December 31, 2022, 2023 and 2024 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2022	2023	2024
Exercise price	US$0.0001 - US$0.10	US$0.10	US$0.0001-US$2.0
Fair value of the ordinary shares on the date of option grant	US$0.6250 - US$1.6425	US$0.4950 - US$0.6375	US$0.4575 - US$1.0400
Risk-free interest rate(1)	2.35% - 3.88%	3.48% - 4.80%	3.94% - 4.57%
Expected term (in years)	10	10	10
Expected dividend yield(2)	0%	0%	0%
Expected volatility(3)	50.38% - 53.79%	55.18% - 56.32%	43.27% - 56.21%
Expected forfeiture rate (post-vesting)	3%	3%	3%, 10%

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)
The Company has no history or expectation of paying dividends on its ordinary shares.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Schedule of Restricted Share Activity

A restricted share unit (“RSU”) generally vest over a period of two to ten years of continuous service. The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value Per Share
		(US$)
Outstanding at December 31, 2023	16,862,054	1.71
Granted	19,128,852	0.55
Vested	(4,934,592)	(1.66)
Forfeited	(9,663,554)	1.91
Outstanding at December 31, 2024	21,392,760	0.60